Consolidated Statements of Income (Unaudited) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Interest income:
Loans	$ 15,213	$ 16,572	$ 64,317	$ 72,269	$ 81,161
Mortgage-related securities	437	863	3,278	3,822	5,360
Debt securities, federal funds sold and short-term investments	536	707	2,251	3,261	3,412
Total interest income	16,186	18,142	69,846	79,352	89,933
Interest expense:
Deposits	1,466	3,204	9,477	15,289	20,989
Borrowings	4,574	4,512	18,424	17,547	19,280
Total interest expense	6,040	7,716	27,901	32,836	40,269
Net interest income	10,146	10,426	41,945	46,516	49,664
Provision for loan losses	1,760	3,675	8,300	22,077	25,832
Net interest income after provision for loan losses	8,386	6,751	33,645	24,439	23,832
Noninterest income:
Service charges on loans and deposits	365	249	1,331	1,078	1,093
Increase in cash surrender value of life insurance	140	145	1,071	1,124	1,138
Total other-than-temporary investment losses	0	(901)	(190)	(1,479)	0
Portion of (gain) loss recognized in other comprehensive income (before income taxes)	0	897	(23)	1,023	0
Net impairment losses recognized in earnings	0	(4)	(213)	(456)	0
Mortgage banking income	21,988	14,201	87,375	39,845	35,465
(Loss) gain on sale of available for sale securities	(9)	241	522	53	55
Other	549	170	1,117	1,585	1,242
Total noninterest income	23,033	15,002	91,203	43,229	38,993
Noninterest expenses:
Compensation, payroll taxes, and other employee benefits	16,482	10,637	63,507	39,159	36,323
Occupancy, office furniture, and equipment	1,916	1,721	6,968	6,488	5,762
Advertising	824	555	2,647	1,568	1,259
Data processing	477	392	1,523	1,400	1,372
Communications	408	296	1,277	968	902
Professional fees	405	426	2,109	1,648	1,689
Real estate owned	141	1,435	8,746	12,140	6,583
FDIC insurance premiums	673	941	3,390	3,814	4,353
Other	2,545	3,112	11,971	7,394	6,384
Total noninterest expenses	23,871	19,515	102,138	74,579	64,627
Income (loss) before income taxes	7,548	2,238	22,710	(6,911)	(1,802)
Income tax expense (benefit)	2,923	30	(12,204)	562	52
Net income (loss)	$ 4,625	$ 2,208	$ 34,914	$ (7,473)	$ (1,854)
Income (loss) per share:
Basic (in dollars per share)	$ 0.15	$ 0.07	$ 1.12	$ (0.24)	$ (0.06)
Diluted (in dollars per share)	$ 0.15	$ 0.07	$ 1.12	$ (0.24)	$ (0.06)
Weighted average shares outstanding:
Basic (in shares)	31,123,857	31,024,139	31,054,825	30,929,415	30,804,063
Diluted (in shares)	31,334,490	31,036,711	31,161,922	30,929,415	30,804,063